SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2026	$ 1,367,546	$ 1,425,588
2027	1,338,677	1,444,372
2028	1,287,339	1,417,804
2029	1,083,410	1,368,842
2029		1,167,352
Thereafter		3,310,319
Total undiscounted cash flows	$ 9,239,390	$ 10,134,277
Weighted-average remaining lease terms	6 years 3 months 18 days	6 years 7 months 6 days	6 years 7 months 6 days
Weighted-average discount rate	7.00%	7.00%	7.00%
Lease liabilities—total	$ 7,813,692	$ 8,299,887
Lease liabilities—current	1,061,224	975,210	$ 572,230
Lease liabilities—long-term	6,752,468	7,324,677	$ 5,689,535
Difference between undiscounted and discounted cash flows	1,425,698	$ 1,834,390
2025 (remaining nine months)	1,027,605
Thereafter	$ 3,134,813